Inventory	12 Months Ended
Jun. 30, 2022
Classes Of Inventories [Abstract]
Inventory

Note 14 Inventory

	June 30,
	2022	2021
Raw materials	$832,538	$1,162,142
Components and assemblies	1,838,228	1,618,231
Finished goods – at cost	45,377	—
Total Inventory	$2,716,143	$2,780,373

Amounts recognized in profit or loss

Inventories recognized as an expense during the year ended June 30, 2022 amounts to $3,005,977 (2021: $969,774). These were included in cost of goods and services (exclusive of depreciation presented separately) in the consolidated statements of profit or loss and other comprehensive income.